UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-9142
THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno, Nevada 89501
1-800-887-8671
SAMUEL KORNHAUSER
LAW OFFICES OF SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111
Registrant’s telephone number, including area code: (800) 887-8671
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2008 — Sept. 30, 2008

NAVELLIER PERFORMANCE FUNDS
PORTFOLIO OF INVESTMENTS
September 30, 2008 (unaudited)
MID CAP GROWTH PORTFOLIO

		Market
Shares		Value
	COMMON STOCKS -- 98.5%
	CONSUMER DISCRETIONARY -- 16.2%
46,600	Advance Auto Parts, Inc.	$1,848,156
36,190	BorgWarner, Inc.	1,185,946
44,850	GameStop Corp. — Class A*	1,534,319
69,690	H&R Block, Inc.	1,571,510
6,900	Priceline.com, Inc.*	472,167
45,570	Ross Stores, Inc.	1,677,432
93,820	The TJX Companies, Inc.	2,863,385
74,695	YUM! Brands, Inc.	2,435,804

		13,588,719

	CONSUMER STAPLES -- 4.0%
64,780	Fomento Economico Mexicano, S.A.B. de C.V. (FEMSA) ADR	2,470,709
23,700	McCormick & Company, Inc.	911,265

		3,381,974

	ENERGY -- 6.8%
14,470	Alpha Natural Resources, Inc.*	744,192
16,440	Arch Coal, Inc.	540,712
43,780	Cameron International Corp.*	1,687,281
77,290	Denbury Resources, Inc.*	1,471,602
42,530	Southwestern Energy Co.*	1,298,866

		5,742,653

	FINANCIALS -- 4.6%
53,345	Eaton Vance Corp.	1,879,344
46,910	Hudson City Bancorp, Inc.	865,490
15,190	Northern Trust Corp.	1,096,718

		3,841,552

	HEALTH CARE -- 18.6%
25,910	C.R. Bard, Inc.	2,458,081
15,800	Charles River Laboratories International, Inc.*	877,374
16,170	Covance, Inc.*	1,429,590
32,165	DENTSPLY International, Inc.	1,207,474
41,635	Express Scripts, Inc.*	3,073,495
23,400	Illumina, Inc.*	948,402
4,470	Intuitive Surgical, Inc.*	1,077,181
44,405	Thermo Fisher Scientific, Inc.*	2,442,275
36,720	Varian Medical Systems, Inc.*	2,097,814

		15,611,686

		Market
Shares		Value
	INDUSTRIALS -- 20.1%
18,800	Bucyrus International, Inc. — Class A	839,984
26,800	Cummins, Inc.	1,171,696
40,650	Fastenal Co.	2,007,704
15,280	Flowserve Corp.	1,356,406
14,650	L-3 Communications Holdings, Inc.	1,440,388
31,630	Parker Hannifin Corp.	1,676,390
75,500	Quanta Services*	2,039,255
57,365	Ritchie Bros. Auctioneers, Inc.	1,340,046
33,510	Stericycle, Inc.*	1,974,074
17,870	SunPower Corp. — Class A*	1,267,519
9,312	SunPower Corp. — Class B*	643,019
29,840	Woodward Governor Co.	1,052,457

		16,808,938

	INFORMATION TECHNOLOGY -- 18.5%
33,510	Adobe Systems, Inc.*	1,322,640
41,990	Amphenol Corp. — Class A	1,685,479
44,670	BMC Software, Inc.*	1,278,902
194,700	Brocade Communications Systems, Inc.*	1,133,154
33,953	Cypress Semiconductor Corp.*	177,235
55,750	FLIR Systems, Inc.*	2,141,914
65,315	Juniper Networks, Inc.*	1,376,187
281,540	LSI Corp.*	1,509,054
28,150	MEMC Electronic Materials, Inc.*	795,519
55,930	NCR Corp.*	1,233,257
66,565	Nuance Communications, Inc.*	811,427
62,370	Rambus, Inc.*	801,455
60,400	Western Digital Corp.*	1,287,728

		15,553,951

	MATERIALS -- 4.0%
29,040	Airgas, Inc.	1,441,836
20,910	AK Steel Holding Corp.	541,987
28,975	Celanese Corp.	808,692
33,950	Steel Dynamics, Inc.	580,206

		3,372,721

	TELECOMMUNICATION SERVICES -- 2.5%
53,070	Partner Communications Co. Ltd. ADR	977,549
44,675	SBA Communications Corp.*	1,155,743

		2,133,292

	UTILITIES -- 3.2%
76,660	Companhia Energetica de Minas Gerais (CEMIG) ADR	1,513,268
26,800	National Fuel Gas Co.	1,130,424

		2,643,692

	TOTAL COMMON STOCKS (COST $89,916,524)	82,679,178

		Market
Shares		Value
	MONEY MARKET FUNDS -- 1.6%
1,317,500	JPMorgan 100% U.S. Treasury Securities Money Market Fund (COST $1,317,500)	1,317,500

	TOTAL INVESTMENTS -- 100.1%
	(COST $91,234,024)	83,996,678
	LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)	(107,580)

	NET ASSETS -- 100.0%	$83,889,098

*	No-Income producing.

ADR -- American Depositary Receipts.
See Notes to Portfolio of Investments.

NAVELLIER PERFORMANCE FUNDS
PORTFOLIO OF INVESTMENTS
September 30, 2008 (unaudited)
AGGRESSIVE MICRO CAP PORTFOLIO

		Market
Shares		Value
	COMMON STOCKS -- 97.0%
	CONSUMER DISCRETIONARY -- 8.9%
19,000	Fred’s, Inc.	$270,180
20,000	Stewart Enterprises, Inc. — Class A	157,200
4,810	The Buckle, Inc.	267,147
60,000	Unifi, Inc.*	290,400

		984,927

	CONSUMER STAPLES -- 7.2%
5,590	Cal-Maine Foods, Inc.	153,390
17,915	Darling International, Inc.*	199,035
15,190	PriceSmart, Inc.	254,280
3,940	The Boston Beer Company, Inc. — Class A*	187,111

		793,816

	ENERGY -- 4.0%
1,150	Contango Oil & Gas Co.*	62,077
3,880	Gulf Island Fabrication, Inc.	133,743
2,310	GulfMark Offshore, Inc.*	103,673
1,565	T-3 Energy Services, Inc.*	58,093

		445,081

	FINANCIALS -- 2.1%
7,185	Oriental Financial Group, Inc.	128,324
2,800	Safety Insurance Group, Inc.	106,204

		234,528

	HEALTH CARE -- 22.7%
10,730	Albany Molecular Research, Inc.*	194,106
3,645	China Medical Technologies, Inc. ADR	118,754
3,410	CorVel Corp.*	97,560
470	CPEX Pharmaceuticals, Inc.*	8,813
12,325	eResearch Technology, Inc.*	146,791
2,575	HMS Holdings Corp.*	61,697
5,460	Kendle International, Inc.*	244,117
14,140	Kewaunee Scientific Corp.	159,075
11,500	Kindred Healthcare, Inc.*	317,054
6,260	Luminex Corp.*	156,563
10,320	Meridian Bioscience, Inc.	299,692
5,680	Merit Medical Systems, Inc.*	106,614
6,190	Neogen Corp.*	174,434
6,335	RehabCare Group, Inc.*	114,664

		Market
Shares		Value
10,820	Sun Healthcare Group, Inc.*	158,621
4,025	Zoll Medical Corp.*	131,698

		2,490,253

	INDUSTRIALS -- 12.6%
2,980	American Ecology Corp.	82,457
3,535	Badger Meter, Inc.	165,968
17,650	Beacon Roofing Supply, Inc.*	275,693
7,790	Chase Corp.	97,375
5,770	Diana Shipping, Inc.	113,611
4,450	II-VI, Inc.*	172,037
7,420	Stanley, Inc.*	273,872
2,565	Valmont Industries, Inc.	212,100

		1,393,113

	INFORMATION TECHNOLOGY -- 19.5%
10,000	Art Technology Group, Inc.*	35,200
5,380	Coherent, Inc.*	191,259
3,290	Comtech Telecommunications Corp.*	162,000
5,445	Concur Technologies, Inc.*	208,326
36,100	EarthLink, Inc.*	306,850
2,330	Ebix, Inc.*	218,927
5,850	Echelon Corp.*	57,798
8,790	MAXIMUS, Inc.	323,823
2,900	Monolithic Power Systems*	50,373
5,555	Pericom Semiconductor Corp.*	58,328
13,860	SYNNEX Corp.*	309,631
23,130	TTM Technologies, Inc.*	229,450

		2,151,965

	MATERIALS -- 13.4%
3,575	Balchem Corp.	95,345
16,650	General Steel Holdings, Inc.*	118,881
7,165	Innophos Holdings, Inc.	174,683
5,685	NewMarket Corp.	298,804
4,395	Olympic Steel, Inc.	129,609
4,845	Quaker Chemical Corp.	137,889
15,305	ShengdaTech, Inc.*	107,135
7,520	Stepan Co.	410,365

		1,472,711

	TELECOMMUNICATION SERVICES -- 1.8%
7,185	NTELOS Holdings Corp.	193,205

	UTILITIES -- 4.8%
1,120	EnergySouth, Inc.	68,802
9,455	The Laclede Group, Inc.	458,473

		527,275

	TOTAL COMMON STOCKS (COST $10,682,016)	10,686,874

		Market
Shares		Value
	MONEY MARKET FUNDS -- 3.4%
377,406	JPMorgan 100% U.S. Treasury Securities Money Market Fund (COST $377,406)	377,406

	TOTAL INVESTMENTS -- 100.4%
	(COST $11,059,422)	11,064,280
	LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)	(49,138)

	NET ASSETS -- 100.0%	$11,015,142

*	No-Income producing.

ADR -- American Depositary Receipts.
See Notes to Portfolio of Investments.

NAVELLIER PERFORMANCE FUNDS
PORTFOLIO OF INVESTMENTS
September 30, 2008 (unaudited)
FUNDAMENTAL ‘A’ PORTFOLIO

		Market
Shares		Value
	COMMON STOCKS -- 97.2%
	CONSUMER DISCRETIONARY -- 5.6%
10,235	Fuel Systems Solutions, Inc.*	$352,596
9,000	Genseco, Inc.*	301,320

		653,916

	CONSUMER STAPLES -- 5.6%
27,200	Darling International, Inc.*	302,192
5,300	Ralcorp Holdings, Inc.*	357,273

		659,465

	ENERGY -- 21.9%
4,535	Alpha Natural Resources, Inc.*	233,235
4,315	BP Prudhoe Bay Royalty Trust	401,165
4,190	Comstock Resources, Inc.*	209,710
10,600	Dresser-Rand Group, Inc.*	333,581
3,360	Hess Corp.	275,789
5,125	Murphy Oil Corp.	328,718
3,640	Occidental Petroleum Corp.	256,438
14,150	Permian Basin Royalty Trust	328,846
7,650	W & T Offshore, Inc.	208,769

		2,576,251

	HEALTH CARE -- 5.8%
16,600	Healthspring, Inc.*	351,256
12,800	Thoratec Corp.*	336,000

		687,256

	INDUSTRIALS -- 11.1%
25,060	Altra Holdings, Inc.*	369,886
9,525	AZZ, Inc.*	394,049
12,200	EMCOR Group, Inc.*	321,104
2,460	Flowserve Corp.	218,374

		1,303,413

	INFORMATION TECHNOLOGY -- 28.1%
36,390	Activision Blizzard, Inc.*	561,497
9,880	ANSYS, Inc.*	374,156
7,900	LDK Solar Company Ltd. ADR*	237,158
13,900	NetEase.com, Inc. ADR*	316,920
5,690	Sohu.com, Inc. ADR*	317,218
20,360	Starent Networks Corp.*	263,458

		Market
Shares		Value
15,090	Sybase, Inc.*	462,055
66,775	TeleCommunication Systems, Inc.*	461,415
24,200	Volterra Semiconductor Corp.*	308,066

		3,301,943

	MATERIALS -- 19.1%
4,400	Agrium, Inc.	246,752
2,095	CF Industries Holdings, Inc.	191,609
4,500	Cleveland-Cliffs, Inc.	238,230
6,815	FMC Corp.	350,223
5,680	Fording Canadian Coal Trust	471,440
1,695	Potash Corporation of Saskatchewan, Inc.	223,757
9,060	Terra Industries, Inc.	266,364
3,405	United States Steel Corp.	264,262

		2,252,637

	TOTAL COMMON STOCKS (COST $13,576,911)	11,434,881

	MONEY MARKET FUNDS -- 3.0%
354,334	JPMorgan 100% U.S. Treasury Securities Money Market Fund (COST $354,334)	354,334

	TOTAL INVESTMENTS -- 100.2%
	(COST $13,931,245)	11,789,215
	LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)	(24,347)

	NET ASSETS -- 100.0%	$11,764,868

*	No-Income producing.

ADR -- American Depositary Receipts.
See Notes to Portfolio of Investments.

NAVELLIER PERFORMANCE FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)
SECURITY VALUATION — Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund’s securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund’s instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
—	Level 1 – quoted prices in active markets for identical securities

—	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Portfolios’ net assets as of September 30, 2008:

		LEVEL 2 —
		OTHER	LEVEL 3 —
	LEVEL 1 —	SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
	PRICES	INPUTS	INPUTS
INVESTMENTS IN SECURITIES:
Mid Cap Growth Portfolio	$83,996,508	$—	$—
Aggressive Micro Cap Portfolio	11,064,280	—	—
Fundamental ‘A’ Portfolio	11,789,215	—	—

1

SECURITY TRANSACTIONS — Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.
FEDERAL TAX INFORMATION — As of September 30, 2008, the Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation/depreciation as follows:

				NET
		GROSS	GROSS	UNREALIZED
	FEDERAL	UNREALIZED	UNREALIZED	APPRECIATION/
	TAX COST	APPRECIATION	DEPRECIATION	DEPRECIATION
Mid Cap Growth Portfolio	$91,352,397	$5,277,038	$(12,632,927)	$(7,355,889)
Aggressive Micro Cap Portfolio	$11,061,730	$1,116,023	$(1,113,473)	$2,550
Fundamental ‘A’ Portfolio	$13,931,245	$160,232	$(2,302,262)	$(2,142,030)

2

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 4, 2008	THE NAVELLIER PERFORMANCE FUNDS
	By:	/s/ Louis G. Navellier
Louis G. Navellier
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 4, 2008	By:	/s/ Louis G. Navellier
Louis G. Navellier
Chief Executive Officer

Date: November 4, 2008	By:	/s/ Arjen Kuyper
Arjen Kuyper
Chief Financial Officer